Shareholders' equity - Capital stock and contributed surplus (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stated value
Equity at beginning of period	$ 277,271	$ 291,219
Shares acquired for equity incentive plan	(5,252)	(6,948)
Shares issued on exercise of stock options		1,127
Stock-based compensation	20,411	17,041
Shares issued on vesting of RSUs	(3,197)	(2,925)
Shares issued to purchase management contracts		4,000
Shares acquired and canceled under normal course issuer bid	(4,157)	(3,036)
Shares issued under dividend reinvestment program	(25,847)	(25,781)
Equity at end of period	$ 305,705	$ 277,271
Capital stock
Number of shares
Number of shares outstanding at beginning of period (shares)	25,325,894	24,991,620
Shares acquired for equity incentive plan (shares)	(154,131)	(180,594)
Shares issued on exercise of stock options (shares)		115,102
Shares released on vesting of equity incentive plan (shares)		324,568
Shares issued and released on vesting of RSUs (shares)	31,680	80,345
Shares issued to purchase management contract (shares)	331,672	72,464
Shares acquired and canceled under normal course issuer bid (shares)	(126,353)	(81,538)
Shares issued under dividend reinvestment program (shares)	1,389	3,927
Number of shares outstanding at end of period (shares)	25,410,151	25,325,894
Stated value
Equity at beginning of period	$ 428,475	$ 417,425
Shares acquired for equity incentive plan	(5,252)	(6,948)
Shares issued on exercise of stock options		1,807
Shares released on vesting of equity incentive plan	14,247	12,867
Shares issued on vesting of RSUs	1,402	2,210
Shares issued to purchase management contracts		4,000
Shares acquired and canceled under normal course issuer bid	(4,157)	(3,036)
Shares issued under dividend reinvestment program	49	150
Equity at end of period	434,764	428,475
Contributed surplus
Stated value
Equity at beginning of period	33,716	35,357
Shares issued on exercise of stock options		(680)
Stock-based compensation	20,411	17,041
Shares released on vesting of equity incentive plan	(14,247)	(12,867)
Shares issued on vesting of RSUs	(4,599)	(5,135)
Shares acquired and canceled under normal course issuer bid	0
Shares issued under dividend reinvestment program		0
Equity at end of period	$ 35,281	$ 33,716